SA Multi-Managed Large Cap Value Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	12.96%	11.73%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	12.99%	11.03%	10.10%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	10.84%	9.93%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	12.67%	10.73%	9.82%